RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Accounting evaluation (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001	$ 5,000,001
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption value per share		$ 10.00
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001	$ 5,000,001
Unit price	$ 10.00